Label	Element	Value
Buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 103,500,000
Other property, plant and equipment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	700,000
Land [member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 7,300,000